DEBT - Schedule of Tranches (Details) - Secured Debt	1 Months Ended	12 Months Ended
	Oct. 31, 2018	Dec. 31, 2019	Jul. 31, 2013
Debt Instrument [Line Items]
Term of loan from date of drawdown	5 years	5 years
Line of Credit | $449 million newbuild facility
Debt Instrument [Line Items]
Proportion of facility			40.00%
Term of loan from date of drawdown		12 years
Maturity period of debt		6 months
Line of Credit | $450 million newbuild facility
Debt Instrument [Line Items]
Proportion of facility			40.00%
Term of loan from date of drawdown		12 years
Maturity period of debt		6 months
Line of Credit | $226 million newbuild facility
Debt Instrument [Line Items]
Proportion of facility			20.00%
Term of loan from date of drawdown		5 years
Maturity period of debt		6 months